SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

13.  SUBSEQUENT EVENTS

[a]	Subsequent to the year end, the Company entered into a new consulting agreement with Goldpac Investments Ltd., a company controlled by a director of the Company. The Company will pay $22,500 per quarter to Goldpac Investments Ltd. for the consulting services from January 1 to December 31, 2013.

Also see note 2 and note 7.